SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule Of Assumptions Used
Expected life (in years)	6.0
Expected volatility	219.31%
Average risk free interest rate	1.54%
Dividend yield	0%

	December 31, 2014	December 31, 2013
Expected life (in years)	6	6
Expected volatility	224.42% - 236.78%	235.7% - 240.6%
Average risk free interest rate	1.69% - 2.02%	1.71% - 2.10%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options
	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Granted	21,000	$0.13	10.0	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2015	134,000	$0.29	9.6	-
Vested at June 30, 2015	134,000	$0.29	9.6	$-

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2012	-	$-	-	$-
Granted	51,000	0.46	9.8	1,200
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	(30,000)	-	-	-
Outstanding at December 31, 2013	21,000	$0.64	9.9	$-
Vested at December 31, 2013	21,000	$0.64	9.9	$-
Granted	92,000	0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2014	113,000	$0.37	9.5	$-

Schedule of Share-based Compensation, Restricted Stock Units
Stock Units
Outstanding at December 31, 2012	-
Granted	7,061,250
Expired	-
Cancelled	(750,000)
Forfeited	-
Outstanding at December 31, 2013	6,311,250
Vested at December 31, 2013	4,083,333
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Vested at December 31, 2014	7,228,565